Finance Expense - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Borrowing costs	[1]	$ 13.2	$ 43.4	$ 17.5
Additions to property plant and equipment		0.0	612.5
General Borrowings [Member]
Statement [line items]
Borrowing costs incurred		13.2	31.0
Specific Borrowings [Member]
Statement [line items]
Borrowing costs incurred		0.0	12.4
Gruyere [member]
Statement [line items]
Specific borrowings relates to related parties		$ 0.0	$ 12.4

[1]	Borrowing costs capitalised of US$13.2 million (2019: US$43.4 million) comprise borrowing costs relating to general borrowings of US$13.2 million (2019: US$31.0 million) and specific borrowings of US$nil (2019: US$12.4 million). The specific borrowings of US$nil (2019: US$12.4 million) relate to the Gruyere project and are included in additions to property, plant and equipment of US$nil (2019: US$612.5 million) (refer note 14).